Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	156,547,100	155,947,100
Ordinary shares, shares outstanding	[1]	156,547,100	155,947,100

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.